Other disclosures - Risk Management and Principal Risks - Contractual maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 546,349	£ 519,478
Cash collateral and settlement balances, undiscounted	97,115	79,371
Repurchase agreements and other similar secured lending, undiscounted	30,183	29,028
Debt securities in issue, undiscounted	126,598	107,272
Subordinated liabilities, undiscounted	14,241	15,465
Trading portfolio liabilities, undiscounted	72,924	54,169
Financial liabilities designated at fair value, undiscounted	290,882	260,454
Derivative financial instruments, undiscounted	290,193	257,002
Other financial liabilities, undiscounted	9,424	6,619
Total financial liabilities, undiscounted cash flows	1,477,909	1,328,858
On demand
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	443,736	454,961
Cash collateral and settlement balances, undiscounted	2,932	2,983
Repurchase agreements and other similar secured lending, undiscounted	256	20
Debt securities in issue, undiscounted	0	0
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	72,924	54,169
Financial liabilities designated at fair value, undiscounted	10,844	21,339
Derivative financial instruments, undiscounted	288,573	255,747
Other financial liabilities, undiscounted	86	184
Total financial liabilities, undiscounted cash flows	819,351	789,403
Not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	63,235	40,755
Cash collateral and settlement balances, undiscounted	94,183	76,388
Repurchase agreements and other similar secured lending, undiscounted	9,575	6,621
Debt securities in issue, undiscounted	33,226	24,450
Subordinated liabilities, undiscounted	17	1,063
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	187,126	158,070
Derivative financial instruments, undiscounted	107	5
Other financial liabilities, undiscounted	7,813	4,344
Total financial liabilities, undiscounted cash flows	395,282	311,696
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	19,393	13,524
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	13,375	12,625
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,905	16,887
Derivative financial instruments, undiscounted	101	22
Other financial liabilities, undiscounted	56	57
Total financial liabilities, undiscounted cash flows	47,830	43,115
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	13,798	6,718
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	946	0
Debt securities in issue, undiscounted	12,165	9,075
Subordinated liabilities, undiscounted	263	1,379
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	9,399	13,946
Derivative financial instruments, undiscounted	8	24
Other financial liabilities, undiscounted	109	111
Total financial liabilities, undiscounted cash flows	36,688	31,253
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	4,606	2,461
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	6,920	11,356
Debt securities in issue, undiscounted	16,964	19,225
Subordinated liabilities, undiscounted	1,274	1,213
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	25,662	12,944
Derivative financial instruments, undiscounted	290	305
Other financial liabilities, undiscounted	488	932
Total financial liabilities, undiscounted cash flows	56,204	48,436
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	499	239
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	12,234	10,885
Debt securities in issue, undiscounted	16,790	14,060
Subordinated liabilities, undiscounted	2,356	2,316
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	9,847	8,086
Derivative financial instruments, undiscounted	321	316
Other financial liabilities, undiscounted	308	327
Total financial liabilities, undiscounted cash flows	42,355	36,229
Over five years but not more than ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	706	559
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	19,207	14,147
Subordinated liabilities, undiscounted	7,902	6,627
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,345	7,544
Derivative financial instruments, undiscounted	71	134
Other financial liabilities, undiscounted	455	502
Total financial liabilities, undiscounted cash flows	36,686	29,513
Over ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	376	261
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	252	146
Debt securities in issue, undiscounted	14,871	13,690
Subordinated liabilities, undiscounted	2,429	2,867
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	24,754	21,638
Derivative financial instruments, undiscounted	722	449
Other financial liabilities, undiscounted	109	162
Total financial liabilities, undiscounted cash flows	£ 43,513	£ 39,213